CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2009	$ 11	$ 137	$ 91	$ 608,394	$ (75,000)	$ 95,718,082	$ (306,841)	$ (90,001,793)	$ 5,943,081
Balance (in shares) at Mar. 31, 2009	1,046	13,705	9,154	60,839,374			(100,000)
Cumulative effect of reclassification of preferred stock and warrants	(11)	(137)	(91)			(7,144,131)		(3,220,203)	(10,364,573)
Conversion of Series B, Series C and Series D Preferred Shares into Common Shares				53,830	(150)	14,000			67,830
Conversion of Series B, Series C and Series D Preferred Shares into Common Shares (in shares)	(150)	(8,287)	(146)	5,383,010
Net (Loss) Income								(8,056,874)	(8,056,874)
Dividends				39,149		319,472			358,621
Dividends (in shares)				3,914,944
Common shares issued in lieu of cash in payment of preferred share derivative interest expense				93,504		805,882			899,386
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)				12,699,749
Reduction in par value				(712,040)		712,040
Proceeds received in exchange for beneficial conversion features embedded in Series E Preferred Shares						512,912			512,912
Non-cash compensation through the issuance of stock options and warrants						125,004			125,004
Costs associated with raising capital						(183,456)			(183,456)
Common shares issued in lieu of cash in payment of legal and consulting expenses				1,113		99,091			100,204
Common shares issued in lieu of cash in payment of legal and consulting expenses (in shares)				1,113,091
Write-off of subscription receivable from defunct company					75,000	(75,000)
Balance at Mar. 31, 2010	0	0	0	83,950	0	90,903,896	(306,841)	(101,278,870)	(10,597,865)
Balance (in shares) at Mar. 31, 2010	896	5,418	9,008	83,950,168			(100,000)
Net (Loss) Income								(13,582,159)	(13,582,159)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense				21,242		1,261,999			1,283,240
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)				21,241,590
Proceeds received in exchange for beneficial conversion features embedded in Series E Preferred Shares						292,213			292,213
Common shares issued pursuant to the conversion of Series D Convertible Preferred Derivatives				70,649		4,394,935			4,465,584
Common shares issued pursuant to the conversion of Series D Convertible Preferred Derivatives (in shares)				70,649,154
Non-cash compensation through the issuance of stock options and warrants						42,017			42,017
Common shares issued pursuant to ANDA purchase agreement dated 5/18/2010				938		74,062			75,000
Common shares issued pursuant to ANDA purchase agreement dated 5/18/2010 (in shares)				937,500
Common shares issued in lieu of cash in payment of legal and consulting expenses				343		13,394			13,737
Common shares issued in lieu of cash in payment of legal and consulting expenses (in shares)				343,425
Common shares issued in payment of Director's Fees				2,494		97,249			99,743
Common shares issued in payment of Director's Fees (in shares)				2,493,589
Common shares issued in payment of employee salaries				930		36,280			37,210
Common shares issued in payment of employee salaries (in shares)				930,231
Balance at Mar. 31, 2011				180,546		97,116,044	(306,841)	(114,861,029)	(17,871,280)
Balance (in shares) at Mar. 31, 2011				180,545,657			100,000
Net (Loss) Income								(8,053,110)	(8,053,110)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense				7,259		542,595			549,854
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)				7,259,361
Conversion ofseries B preferred shares into common shares				660		71,940			72,600
Conversion ofseries B preferred shares into common shares (in shares)				660,000
Conversion of series C preferred shares into common shares				15,347		1,387,320			1,402,667
Conversion of series C preferred shares into common shares (in shares)				15,346,670
Conversion of series D preferred shares into common shares				58,043		9,415,672			9,473,715
Conversion of series D preferred shares into common shares (in shares)				58,042,857
Conversion of series E preferred shares into common shares				2,976		383,929			386,905
Conversion of series E preferred shares into common shares (in shares)				2,976,190
Non-cash compensation through the issuance of stock options and warrants						18,339			18,339
Commitment fee relating to the commitment of Socius to purchase Series F Preferred Stock						(250,000)			(250,000)
Costs associated with raising capital						(40,000)			(40,000)
Balance at Dec. 31, 2011				$ 264,831		$ 108,645,839	$ (306,841)	$ (122,914,139)	$ (14,310,310)
Balance (in shares) at Dec. 31, 2011				264,830,735			100,000